Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	8.3750
Maximum Aggregate Offering Price	$ 8,375,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,156.59
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall include an additional indeterminate number of securities that may be offered as a result of stock splits, stock dividends or similar transactions relating to the shares covered by this Registration Statement.
(2)Calculated pursuant to Rules 457(c) and 457(h) under the Securities Act based on the average of the high and low prices reported for the Registrant's common stock on May 12, 2026 on the NYSE American. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act.

(3)Calculated pursuant to General Instruction E to Form S-8.